NOTE 7. SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Oct. 21, 2013
Note 7. Subsequent Events Details Narrative
Subsequent Event Description

NOTE 7.  SUBSEQUENT EVENTS

On October 21, 2013, the Company entered two license agreements with Ferris Holding, Inc., a Nevada corporation (“Ferris”). Pursuant to the first agreement (the “Product Agreement”), Ferris granted a license to the Company to Ferris’s proprietary stem cell enhancing product and the name “NutraLoadTM.”  As consideration for the rights granted under the Product Agreement, the Company agreed to pay a royalty of 5% of the gross revenues royalties received from the sales of all products produced and sold by the Company pursuant to the rights granted under this license agreement.  The term of the agreement is initially for six months, and the parties may agree to renew the agreement.

Pursuant to the second agreement, the (“Technology Agreement”), Ferris granted a license to the Company to Ferris’s trade secrets relating to Ferris’s proprietary AgronifierTM processes, materials, equipment, software, and hardware (the “Agronifier Technology”), limited to the treatment of foods, supplements and liquids.  As consideration for the rights granted under the Product Agreement, the Company agreed to pay a royalty of 5% of the gross revenue from all products produced which incorporate the Technology, as well as from the provision of any services using the Technology from which revenues are generated.  The term of the agreement is initially for six months, and the parties may agree to renew the agreement.

On October 21, 2013, the Company entered into an Asset Purchase Agreement (the “APA”) with BioSwan, Inc., a Nevada corporation (“BioSwan”), pursuant to which the Company acquired certain of the assets of BioSwan (collectively, the “Assets”), consisting of the following:

•	A License Agreement between the Seller and CleanPath Resources Corp, a Nevada corporation (“CleanPath”) dated as of March 26, 2013.

•	A License Agreement between the Seller and CleanPath dated as of July 16, 2013, relating to the Ferris trade secrets relating to Ferris’s proprietary AgronifierTM processes, materials, equipment, software, and hardware (the “CleanPath Technology Agreement”); and

•	Stock certificates for 200,000,000 shares of CleanPath common stock.

Pursuant to the APA, the Company issued 2,000,000 shares of its restricted common stock to BioSwan as full consideration for the Assets purchased.

Management has evaluated subsequent events up to and including October 21, 2013 which is the date the statements were available for issuance and determined there are no reportable subsequent events other than as noted above.